UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number		811-21987

FINANCIAL INVESTORS VARIABLE INSURANCE TRUST
(Exact name of registrant as specified in charter)

1290 Broadway, Suite 1100, Denver, Colorado			80203
(Address of principal executive offices)			(Zip code)

Alex J. Marks Financial Investors Variable Insurance Trust 1290 Broadway, Suite 1100 Denver, Colorado 80203
(Name and address of agent for service)

Registrant’s telephone number, including area code:		303-623-2577

Date of fiscal year end:	December 31

Date of reporting period:	January 1, 2009 - December 31, 2009

Item 1.  Reports to Stockholders.

An ALPS Advisors, Inc. Solution

Conservative ETF Asset Allocation Portfolio

Income and Growth ETF Asset Allocation Portfolio

Balanced ETF Asset Allocation Portfolio

Growth ETF Asset Allocation Portfolio

Aggressive Growth ETF Asset Allocation Portfolio

ANNUAL REPORT
December 31 , 2009

table of contents

Annual Report | December 31, 2009

• 2 shareholder letter

• 6 fund expenses

• 8 statement of investments

8                  Conservative ETF Asset Allocation Portfolio

9                  Income and Growth ETF Asset Allocation Portfolio

10            Balanced ETF Asset Allocation Portfolio

11            Growth ETF Asset Allocation Portfolio

12            Aggressive Growth ETF Asset Allocation Portfolio

        • 14 statements of assets and liabilities

• 16 statements of operations

• 18 statements of changes in net assets

• 23 financial highlights

• 33 notes to financial statements

• 39 report of independent registered public accounting firm

• 40 additional information

• 41 approval of investment advisory and sub-advisory agreements

• 43 trustees and officers

shareholder letter

Annual Report | December 31, 2009

Dear Shareholder,

This report encompasses performance for the second half of 2009, trailing year, and the period since the Portfolios were launched on April 30, 2007 (inception). Each Portfolio is designed to provide disciplined, diversified access to a variety of asset classes that is consistent with an investor’s risk profile and investment time horizon.

A Year of Extremes

The financial markets maintained the positive momentum that began during the second quarter, pushing many annual global equity indexes to levels not seen since 2003. The extreme pessimism that griped the markets during the opening months of the year severely tested the resolve of investors and once again demonstrated the merits of diversification, patience and maintaining a longer term perspective. As you can see from the table below, the strong second half results led to exceptional returns for the year across a host of asset classes, an outcome that very few could ever have envisioned earlier last year.

In terms of actual outcomes, the year ended with sharp increases in equity markets both here and abroad. The S&P 500 Index and MSCI EAFE Indexes rose 26.5% and 32.5% respectively, during 2009. Emerging markets were the stand out performers with the MSCI Emerging Market Index posting second half and full year returns of 31.4% and 79.0% respectively.

General Market Indices Performance Summary | Periods Ending December 31, 2009

			Portfolio
			Inception
	Six Months	1 Year	(4/30/07)**
S&P 500 Stock Index (1)	22.6%	26.5%	-8.0%
MSCI U.S. Small Cap 1750 Index (2)	26.9%	36.2%	-6.9%
Barclays Capital U.S. Aggregate Bond Index (3)	4.0%	5.9%	6.0%
MSCI U.S. REIT Index (4)	46.9%	28.6%	-15.3%
MSCI EAFE Index (5)	22.2%	32.5%	-9.2%
MSCI Emerging Markets (6)	31.4%	79.0%	3.4%
S&P GSCI Commodity Index (7)	6.5%	13.5%	-9.4%

(1)       The S&P 500 Stock Index is a value weighted index comprised of 500 large-cap common stocks actively traded in the United States. The index figures reflect reinvestment of dividends and do not reflect any deduction for fees, expenses, or taxes. An investor cannot invest directly in an index.

(2)       The MSCI U.S. Small Cap 1750 Index represents the universe of small capitalization companies in the U.S. equity market. The index figures reflect reinvestment of dividends and do not reflect any deduction for fees, expenses, or taxes. An investor cannot invest directly in an index.

(3)       Barclays Capital U.S. Aggregate Bond Index is a market capitalization-weighted index, often used to represent investment grade bonds being traded in the United States. The index figures reflect reinvestment of dividends and do not reflect any deduction for fees, expenses, or taxes. An investor cannot invest directly in an index.

(4)       The MSCI U.S. REIT Index is comprised of REIT securities that are included in the MSCI U.S. Investable Market 2500 Index, with the exception of REITs classified in the Mortgage REITs Sub-Industry, and REITs classified in the Specialized REITs Sub-Industry that do not generate a majority of their revenue and income from real estate rental and related leasing operations. The index figures reflect reinvestment of dividends and do not reflect any deduction for fees, expenses, or taxes. An investor cannot invest directly in an index.

(5)       The MSCI EAFE Index is a stock market index in which the weight of securities is determined based on their respective market capitalizations. The index figures reflect reinvestment of dividends and do not reflect any deduction for fees, expenses, or taxes. An investor cannot invest directly in an index.

(6)       The MSCI Emerging Markets Index is a float-adjusted market capitalization index. The index figures reflect reinvestment of dividends and do not reflect any deduction for fees, expenses, or taxes. An investor cannot invest directly in an index.

(7)       The S&P GSCITM  Commodity Index is a world-production weighted index comprised on 24 various commodities. The index figures reflect reinvestment of dividends and do not reflect any deduction for fees, expenses, or taxes. An investor cannot invest directly in an index.

Past performance is no guarantee of future results.

Ibbotson ETF Allocation Series Performance Summary

Past performance is no guarantee of future results. The illustration below is based on a hypothetical $10,000 investment in each of the respective Portfolios since inception (4/30/07). All results shown assume reinvestment of dividends and capital gains.

Conservative return of $10,000 based on actual performance

Balanced return of $10,000 based on actual performance

Income & Growth return of $10,000 based on actual performance

Growth return of $10,000 based on actual performance

Aggressive Growth return of $10,000 based on actual performance

	Six Months				1 Year
	Fund Return		Fund Benchmarks		Fund Return		Fund Benchmarks
Portfolio	Class I	Class II	Dow Jones*	Blended^	Class I	Class II	Dow Jones*	Blended^
Conservative	6.40%	6.21%	7.34%	7.68%	8.35%	8.06%	11.04%	10.04%
Income & Growth	10.69%	10.51%	11.57%	11.40%	13.72%	13.30%	16.65%	14.15%
Balanced	15.37%	15.05%	16.23%	15.12%	19.74%	19.52%	22.59%	18.26%
Growth	19.59%	19.45%	21.16%	18.84%	24.94%	24.65%	28.84%	22.36%
Aggressive Growth	21.67%	21.58%	26.29%	20.71%	27.79%	27.29%	35.26%	24.42%

					Annualized Expense Ratios as Disclosed in
	Since Inception (4/30/07)**				Current Prospectus dated 4/30/09†
	Fund Return		Fund Benchmarks		Class I		Class II
Portfolio	Class I	Class II	Dow Jones*	Blended^	Gross	Net	Gross	Net
Conservative	2.57%	2.21%	4.48%	3.20%	2.38%	0.63%	2.65%	0.88%
Income & Growth	-0.14%	-0.41%	0.90%	0.40%	2.27%	0.64%	1.99%	0.89%
Balanced	-2.63%	-2.87%	-1.84%	-2.41%	1.32%	0.65%	1.52%	0.90%
Growth	-5.21%	-5.49%	-4.56%	-5.22%	1.23%	0.66%	1.57%	0.91%
Aggressive Growth	-7.25%	-7.49%	-7.24%	-6.63%	3.20%	0.68%	3.60%	0.93%

Since each Portfolio does not seek to replicate its respective Dow Jones or Blended benchmark, performance results between the Portfolio and either benchmark can differ.

Performance data quoted represents past performance. Past performance is no guarantee of future results and investment returns and principal value of the Fund will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance quoted. The graphs and tables above do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Investment performance reflects fee waivers in effect. In the absence of fee waivers, total return would be lower. To obtain performance data current to the most recent month-end, please call 1-866-432-2926 or visit http://www.fivitfunds.com.

The recent growth rate in the stock market has helped to produce short-term returns for some asset classes that are not typical and may not continue in the future. Because of ongoing market volatility, fund performance may be subject to substantial short-term changes.

*                 Dow Jones Benchmark: (a) The Dow Jones Conservative U.S. Portfolio Index consists of 20% equities and 80% fixed income for the Conservative Portfolio. (b) The Dow Jones Moderately Conservative U.S. Portfolio Index consists of 40% equities and 60% fixed income for the Income & Growth Portfolio. (c) The Dow Jones Moderate U.S. Portfolio Index consists of 60% equities and 40% fixed income for the Balanced Portfolio. (d) The Dow Jones Moderately Aggressive U.S. Portfolio Index consists of 80% equities and 20% fixed income for the Growth Portfolio. (e) The Dow Jones Aggressive U.S. Portfolio Index consists of 100% equities for the Aggressive Growth Portfolio. The Dow Jones Relative Risk Indexes measure the performance of conservative, moderate and aggressive portfolios based on incremental levels of potential risk. The indexes are designed to systematically measure various levels of risk relative to the risk of a U.S. all-stock index. An investor cannot invest directly in an index. The Dow Jones Indexes reflect the reinvestment of dividends and does not reflect any deductions for fees, expenses or taxes.

^                   Blended Benchmark: (f) Blended benchmark of 20% S&P 500 Index/80% Barclays Capital U. S. Aggregate Bond Index for the Conservative Portfolio, (g) 40% S&P 500 Index/60% Barclays Capital U. S. Aggregate Bond Index for the Income & Growth Portfolio, (h) 60% S&P 500 Index/40% Barclays Capital U. S. Aggregate Bond Index for the Balanced Portfolio, (i) 80% S&P 500 Index/20% Barclays Capital U. S. Aggregate Bond Index for the Growth Portfolio, and (j) 90% S&P 500 Index/10% Barclays Capital U. S. Aggregate Bond Index for the Aggressive Growth Portfolio.  An investor cannot invest directly in an index.  The S&P 500 and the Barclays Capital Indexes reflect the reinvestment of dividends and does not reflect any deductions for fees, expenses or taxes.

**          Annualized returns.

†                  Also see Notes to Financial Statements (Note 5) for further description of Expense Limitation Agreement in effect, and Financial Highlights tables for expense ratios as of December 31, 2009. Note the net expense ratios above, as shown in the current Prospectus, include estimated Acquired Fund Fees, which are not incurred in the expense ratios stated throughout the rest of this report.

The Adviser and Subadviser have contractually agreed to jointly waive its management fee and subadvisory fee, respectively, and/or reimburse expenses so that net expense ratios, excluding acquired fund fees and expenses and extraordinary expenses, do not exceed a maximum of either 0.48% of Class I shares average daily net assets through April 30, 2010 or 0.73% of Class II shares average daily net assets through April 30, 2010. This means that acquired fund fees and expenses and extraordinary expenses may cause the Portfolio’s net expense ratios shown above to exceed the maximum amounts of 0.48% for Class I and 0.73% for Class II agreed to by the Adviser and Subadviser.

Ibbotson Associates, Inc. (“Ibbotson”) utilizes asset allocation models they have developed to allocate each Portfolio’s assets among the underlying ETFs. First, Ibbotson seeks to develop an optimal long-term strategic asset allocation model for each Portfolio using different asset classes. Ibbotson uses a process called mean variance optimization (“MVO”) as a primary tool to develop the strategic asset class allocations. Using expected returns, standard deviations and correlations of the different asset classes, MVO seeks to identify a combination of asset classes that is expected to maximize return for a given level of risk or minimize risk for a given level of return. Next, Ibbotson applies its dynamic asset allocation process. Dynamic asset allocation is the process of making short-term deviations from the strategic ETF Asset Allocation Portfolio based on the market outlook to add value by capitalizing on market and other systemic trends. The goal of dynamic asset allocation overlay is to enhance the Portfolios’ overall risk and return characteristics by dynamically deviating from the long-term strategic asset allocation positions.

The table below shows there were no changes in the strategic allocations provided by Ibbotson’s proprietary asset allocation methodology for the past six months. Portfolio holdings are influenced by the strategic allocations, but actual investment percentages in each category may vary from time to time. See each Portfolio’s Statement of Investments on the following pages for actual holdings allocations as of December 31, 2009.

Ibbotson ETF Allocation Series Investment Allocation Summary |

ASSET CLASSES | Strategic Allocation

	as of		as of		as of		as of		as of
	6/30/09	12/31/09	6/30/09	12/31/09	6/30/09	12/31/09	6/30/09	12/31/09	6/30/09	12/31/09
Large-Cap Stocks	14.0%	14.0%	23.0%	23.0%	31.0%	31.0%	37.0%	37.0%	38.0%	38.0%
Small-Cap Stocks	0.0%	0.0%	3.0%	3.0%	7.0%	7.0%	11.0%	11.0%	14.0%	14.0%
Real Estate (REITs)	0.0%	0.0%	2.0%	2.0%	4.0%	4.0%	6.0%	6.0%	7.0%	7.0%
International Stocks	5.0%	5.0%	10.0%	10.0%	16.0%	16.0%	22.0%	22.0%	26.0%	26.0%
Commodities	2.0%	2.0%	3.0%	3.0%	3.0%	3.0%	4.0%	4.0%	5.0%	5.0%
Bonds	71.0%	71.0%	54.0%	54.0%	37.0%	37.0%	20.0%	20.0%	10.0%	10.0%
Cash Equivalents	8.0%	8.0%	5.0%	5.0%	2.0%	2.0%	0.0%	0.0%	0.0%	0.0%

The performance tables on the previous page indicate that the Portfolios underperformed their respective Dow Jones and Blended benchmarks during the second half of 2009. Most of the relative underperformance is due to exposure to asset classes that are not represented in the Portfolios’ benchmarks. Specifically, International equity, commodities and REITS are not represented in those benchmarks but are in the Portfolios. So when those asset classes are significant contributors or detractors to performance, relative performance will be positively or negatively impacted.

On behalf of ALPS Advisors, Inc. and the Sub-Advisor, Ibbotson Associates, Inc., we thank you for choosing the Ibbotson ETF Allocation Series.

Sincerely,

Tom Carter

President

The Portfolio allocates investments among multiple ETF asset classes including: U.S. equity, fixed income, commodities, real estate and international ETFs. Asset allocation does not assure a profit or protect against down markets. The stocks of smaller companies are subject to above-average market-price fluctuations. There are specific risks associated with international investing, such as currency fluctuations, foreign taxation, differences in financial reporting practices and rapid changes in political and economic conditions. Real estate investments are subject to specific risks, such as risks related to general and local economic conditions and risks related to individual properties. Fixed income securities are subject to interest rate risk, prepayment risk and market risk. Commodity trading is highly speculative and involves a high degree of risk.

fund expenses (unaudited)

Annual Report | December 31, 2009

As a shareholder of the Portfolios, you incur only one of two potential types of costs. You incur no transaction costs, which include sales charges and redemption fees. However, you do incur ongoing costs, including management fees, distribution and service (12b-1 fees) and other Portfolio expenses. The following examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolios and to compare these costs with the ongoing costs of investing in other mutual funds. The examples are based on an investment of $1,000 invested on July 1, 2009 and held until December 31, 2009.

Actual Expenses. The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes. The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolios’ actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Portfolios’ actual returns. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in a Portfolio and other mutual funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

The expenses shown in the table are meant to highlight ongoing Portfolio costs only. See “Note on Fees” on the following page below the table.

Disclosure of Fund Expenses | For the Six Months Ended December 31, 2009

			Net	Expenses Paid
	Beginning Account	Ending Account	Expense	During Period(b)
	Value 7/01/09	Value 12/31/09	Ratio(a)	7/01/09 - 12/31/09
Ibbotson Conservative ETF Asset Allocation Portfolio
Class I
Actual	$1,000.00	$1,064.00	0.48%	$2.50
Hypothetical	$1,000.00	$1,022.79	0.48%	$2.45
Class II
Actual	$1,000.00	$1,062.10	0.73%	$3.79
Hypothetical	$1,000.00	$1,021.53	0.73%	$3.72

Ibbotson Income and Growth ETF Asset Allocation Portfolio
Class I
Actual	$1,000.00	$1,106.90	0.48%	$2.55
Hypothetical	$1,000.00	$1,022.79	0.48%	$2.44
Class II
Actual	$1,000.00	$1,105.10	0.73%	$3.87
Hypothetical	$1,000.00	$1,021.53	0.73%	$3.72

Ibbotson Balanced ETF Asset Allocation Portfolio
Class I
Actual	$1,000.00	$1,153.70	0.48%	$2.61
Hypothetical	$1,000.00	$1,022.79	0.48%	$2.45
Class II
Actual	$1,000.00	$1,150.50	0.73%	$3.96
Hypothetical	$1,000.00	$1,021.53	0.73%	$3.72

			Net	Expenses Paid
	Beginning Account	Ending Account	Expense	During Period(b)
	Value 7/01/09	Value 12/31/09	Ratio(a)	7/01/09 - 12/31/09
Ibbotson Growth ETF Asset Allocation Portfolio
Class I
Actual	$1,000.00	$1,195.90	0.48%	$2.66
Hypothetical	$1,000.00	$1,022.79	0.48%	$2.45
Class II
Actual	$1,000.00	$1,194.50	0.73%	$4.04
Hypothetical	$1,000.00	$1,021.53	0.73%	$3.72

Ibbotson Aggressive Growth ETF Asset Allocation Portfolio
Class I
Actual	$1,000.00	$1,216.70	0.48%	$2.68
Hypothetical	$1,000.00	$1,022.79	0.48%	$2.45
Class II
Actual	$1,000.00	$1,215.80	0.73%	$4.08
Hypothetical	$1,000.00	$1,021.53	0.73%	$3.72

(a)       Annualized, based on the Portfolio’s expenses from July 1, 2009 through December 31, 2009.

(b)       Expenses are equal to the Portfolio’s annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half year (184), then divided by 365.

Note on Fees. If you are an owner of variable annuity contracts or variable life insurance policies (“Contracts”), you may also incur fees associated with the Contract you purchase, such as transaction costs including sales charges and redemption fees, which are not reflected in the table and example above. Additional information about the cost of investing in the Portfolio is presented in the prospectus for your Contract through which the Portfolio’s shares are offered to you.

statement of investments Conservative ETF Asset Allocation Portfolio

Annual Report | December 31, 2009

	Shares	Value
Exchange Traded Funds - 92.21%
iShares - 38.99%
Barclays TIPS Bond Fund	28,311	$2,941,513
MSCI EAFE Index Fund	14,635	809,315
S&P 500 Index Fund	20,211	2,255,750
S&P GSCI Commodity Indexed Trust(1)	10,248	326,092

Total iShares		6,332,670

Other - 53.22%

Vanguard Short-Term Bond ETF	47,158	3,750,947
Vanguard Total Bond Market ETF	62,286	4,895,057

Total Other		8,646,004

Total Exchange Traded Funds (Cost $14,066,916)		14,978,674

7-Day Yield
Short-Term Investment - 9.33%
Morgan Stanley Institutional
Liquidity Funds -
Prime Portfolio 0.136%	1,516,018	$1,516,018

Total Short-Term Investment (Cost $1,516,018)		1,516,018

Total Investments - 101.54% (Cost $15,582,934)		16,494,692

Liabilities in Excess of Other Assets - (1.54)%		(249,786)

Net Assets - 100.00%		$16,244,906

Asset Class Allocation# as a percentage of total portfolio value

#

Portfolio asset classifications used in this chart are employed by one or more widely recognized market indexes or ratings group indexes, and/or are defined by Portfolio management. These classifications have been applied to the securities owned by the underlying ETFs held by each portfolio and these underlying securities holdings are shown as a percentage of total portfolio market value. These asset classifications are unaudited.

*	Cash position shown includes all amounts related to pending purchases and sales of investment securities as of December 31, 2009.

(1)	Non-income producing security.

See Notes to Financial Statements.

statement of investments Income and Growth ETF Asset Allocation Portfolio

Annual Report | December 31, 2009

	Shares	Value
Exchange Traded Funds - 95.08%
iShares - 49.92%
Barclays TIPS Bond Fund	30,686	$3,188,276
MSCI EAFE Index Fund	44,065	2,436,795
S&P 500 Index Fund	52,017	5,805,617
S&P GSCI Commodity Indexed Trust(1)	23,121	735,710

Total iShares		12,166,398

Other - 45.16%
Vanguard REIT ETF	10,804	483,371
Vanguard Short-Term Bond ETF	46,150	3,670,771
Vanguard Small-Cap ETF	8,450	484,607
Vanguard Total Bond Market ETF	81,013	6,366,812

Total Other		11,005,561

Total Exchange Traded Funds (Cost $21,246,326)		23,171,959

7-Day Yield
Short-Term Investment - 5.18%
Morgan Stanley Institutional
Liquidity Funds -
Prime Portfolio 0.136%	1,263,057	$1,263,057

Total Short-Term Investment (Cost $1,263,057)		1,263,057

Total Investments - 100.26% (Cost $22,509,383)		24,435,016

Liabilities in Excess of Other Assets - (0.26)%		(63,591)

Net Assets - 100.00%		$24,371,425

Asset Class Allocation# as a percentage of total portfolio value

#

Portfolio asset classifications used in this chart are employed by one or more widely recognized market indexes or ratings group indexes, and/or are defined by Portfolio management. These classifications have been applied to the securities owned by the underlying ETFs held by each portfolio and these underlying securities holdings are shown as a percentage of total portfolio market value. These asset classifications are unaudited.

*	Cash position shown includes all amounts related to pending purchases and sales of investment securities as of December 31, 2009.

(1)	Non-income producing security.

See Notes to Financial Statements.

statement of investment Balanced ETF Asset Allocation Portfolio

Annual Report | December 31, 2009

	Shares	Value
Exchange Traded Funds - 98.05%
iShares - 56.89%
Barclays TIPS Bond Fund	42,911	$4,458,453
MSCI EAFE Index Fund	130,028	7,190,548
S&P 500 Index Fund	162,667	18,155,264
S&P GSCI Commodity Indexed Trust(1)	53,575	1,704,757

Total iShares		31,509,022

Other - 41.16%
Vanguard Emerging Markets ETF	40,562	1,663,042
Vanguard REIT ETF	49,400	2,210,156
Vanguard Short-Term Bond ETF	62,934	5,005,770
Vanguard Small-Cap ETF	48,587	2,786,464
Vanguard Total Bond Market ETF	141,703	11,136,439

Total Other		22,801,871

Total Exchange Traded Funds (Cost $48,351,749)		54,310,893

7-Day Yield
Short-Term Investment - 3.62%
Morgan Stanley Institutional
Liquidity Funds -
Prime Portfolio 0.136%	2,003,293	$2,003,293

Total Short-Term Investment (Cost $2,003,293)		2,003,293

Total Investments - 101.67% (Cost $50,355,042)		56,314,186

Liabilities in Excess of Other Assets - (1.67)%		(924,631)

Net Assets - 100.00%		$55,389,555

Asset Class Allocation# as a percentage of total portfolio value

#

Portfolio asset classifications used in this chart are employed by one or more widely recognized market indexes or ratings group indexes, and/or are defined by Portfolio management. These classifications have been applied to the securities owned by the underlying ETFs held by each portfolio and these underlying securities holdings are shown as a percentage of total portfolio market value. These asset classifications are unaudited.

*	Cash position shown includes all amounts related to pending purchases and sales of investment securities as of December 31, 2009.

(1)	Non-income producing security.

See Notes to Financial Statements.

statement of investments Growth ETF Asset Allocation Portfolio

Annual Report | December 31, 2009

	Shares	Value
Exchange Traded Funds - 99.74%
iShares - 64.61%
Barclays TIPS Bond Fund	17,068	$1,773,365
MSCI EAFE Index Fund	192,012	10,618,264
S&P 500 Index Fund	210,094	23,448,591
S&P GSCI Commodity Indexed Trust(1)	76,223	2,425,416

Total iShares		38,265,636

Other - 35.13%
Vanguard Emerging Markets ETF	57,628	2,362,748
Vanguard REIT ETF	80,490	3,601,122
Vanguard Short-Term Bond ETF	37,133	2,953,559
Vanguard Small-Cap ETF	83,236	4,773,585
Vanguard Total Bond Market ETF	90,506	7,112,867

Total Other		20,803,881

Total Exchange Traded Funds (Cost $52,901,040)		59,069,517

7-Day Yield
Short-Term Investment - 0.78%
Morgan Stanley Institutional
Liquidity Funds -
Prime Portfolio 0.136%	462,251	$462,251

Total Short-Term Investment (Cost $462,251)		462,251

Total Investments - 100.52% (Cost $53,363,291)		59,531,768

Liabilities in Excess of Other Assets - (0.52)%		(306,494)

Net Assets - 100.00%		$59,225,274

Asset Class Allocation# as a percentage of total portfolio value

#

Portfolio asset classifications used in this chart are employed by one or more widely recognized market indexes or ratings group indexes, and/or are defined by Portfolio management. These classifications have been applied to the securities owned by the underlying ETFs held by each portfolio and these underlying securities holdings are shown as a percentage of total portfolio market value. These asset classifications are unaudited.

*	Cash position shown includes all amounts related to pending purchases and sales of investment securities as of December 31, 2009.

(1)	Non-income producing security.

See Notes to Financial Statements.

statement of investments Aggressive Growth ETF Asset Allocation Portfolio

Annual Report | December 31, 2009

	Shares	Value
Exchange Traded Funds - 99.89%
iShares - 67.85%
MSCI EAFE Index Fund	35,221	$1,947,721
S&P 500 Index Fund	34,750	3,878,448
S&P GSCI Commodity Indexed Trust(1)	14,924	474,881

Total iShares		6,301,050

Other - 32.04%
Vanguard Emerging Markets ETF	11,340	464,940
Vanguard REIT ETF	14,600	653,204
Vanguard Small-Cap ETF	16,084	922,417
Vanguard Total Bond Market ETF	11,889	934,357

Total Other		2,974,918

Total Exchange Traded Funds (Cost $7,880,231)		9,275,968

7-Day Yield
Short-Term Investment - 0.99%
Morgan Stanley Institutional
Liquidity Funds -
Prime Portfolio 0.136%	91,342	$91,342

Total Short-Term Investment (Cost $91,342)		91,342

Total Investments - 100.88% (Cost $7,971,573)		9,367,310

Liabilities in Excess of Other Assets - (0.88)%		(81,338)

Net Assets - 100.00%		$9,285,972

Asset Class Allocation# as a percentage of total portfolio value

#

Portfolio asset classifications used in this chart are employed by one or more widely recognized market indexes or ratings group indexes, and/or are defined by Portfolio management. These classifications have been applied to the securities owned by the underlying ETFs held by each portfolio and these underlying securities holdings are shown as a percentage of total portfolio market value. These asset classifications are unaudited.

*	Cash position shown includes all amounts related to pending purchases and sales of investment securities as of December 31, 2009.

(1)	Non-income producing security.

See Notes to Financial Statements.

Intentionally left blank

Annual Report | December 31, 2009

	Conservative	Income and Growth
	ETF Asset Allocation Portfolio	ETF Asset Allocation Portfolio
Assets:
Investments, at value	$16,494,692	$24,435,016
Cash	413,721	2,907
Receivable for investments sold	—	100,846
Receivable for shares sold	24,298	2,827
Interest and dividends receivable	6,618	7,485
Other assets	1,371	1,371
Total assets	16,940,700	24,550,452

Liabilities:
Payable for investments purchased	625,985	142,485
Payable for shares redeemed	41,325	849
Payable to advisor	3,297	7,622
Payable to custodian	—	—
Payable for 12b—1 fees Class II	2,988	4,790
Payable for audit fees	17,500	17,500
Accrued expenses and other liabilities	4,699	5,781
Total liabilities	695,794	179,027
Net Assets	$16,244,906	$24,371,425

Net Assets Consist of:
Paid—in capital	$15,399,831	$22,914,457
Accumulated net investment income	261,742	376,192
Accumulated net realized loss on investments	(328,425)	(844,857)
Net unrealized appreciation on investments	911,758	1,925,633
Net Assets	$16,244,906	$24,371,425

Investments, at Cost	$15,582,934	$22,509,383

Pricing of Shares:

Class I:
Net Assets	$1,500,851	$775,940
Shares of beneficial interest outstanding	142,394	82,032
Net asset value, offering and redemption price per share	$10.54	$9.46

Class II:
Net Assets	$14,744,055	$23,595,485
Shares of beneficial interest outstanding	1,399,547	2,401,792
Net asset value, offering and redemption price per share	$10.53	$9.82

See Notes to Financial Statements.

statements of assets and liabilities

	Balanced	Growth	Aggressive Growth
	ETF Asset Allocation Portfolio	ETF Asset Allocation Portfolio	ETF Asset Allocation Portfolio
Assets:
Investments, at value	$56,314,186	$59,531,768	$9,367,310
Cash	136,937	58,022	—
Receivable for investments sold	—	—	—
Receivable for shares sold	18,405	217,074	31,708
Interest and dividends receivable	10,115	4,009	8
Other assets	1,371	1,371	1,371
Total assets	56,481,014	59,812,244	9,400,397

Liabilities:
Payable for investments purchased	1,024,746	520,044	84,828
Payable for shares redeemed	7,142	4,819	268
Payable to advisor	19,892	22,167	218
Payable to custodian	—	—	6,320
Payable for 12b—1 fees Class II	10,732	10,005	1,206
Payable for audit fees	17,500	17,500	17,500
Accrued expenses and other liabilities	11,447	12,435	4,085
Total liabilities	1,091,459	586,970	114,425
Net Assets	$55,389,555	$59,225,274	$9,285,972

Net Assets Consist of:
Paid—in capital	$51,504,766	$54,075,975	$8,396,249
Accumulated net investment income	804,379	832,761	121,582
Accumulated net realized loss on investments	(2,878,734)	(1,851,939)	(627,596)
Net unrealized appreciation on investments	5,959,144	6,168,477	1,395,737
Net Assets	$55,389,555	$59,225,274	$9,285,972

Investments, at Cost	$50,355,042	$53,363,291	$7,971,573

Pricing of Shares:

Class I:
Net Assets	$3,366,137	$10,993,030	$3,462,478
Shares of beneficial interest outstanding	370,731	1,278,284	427,992
Net asset value, offering and redemption price per share	$9.08	$8.60	$8.09

Class II:
Net Assets	$52,023,418	$48,232,244	$5,823,494
Shares of beneficial interest outstanding	5,671,184	5,656,298	722,891
Net asset value, offering and redemption price per share	$9.17	$8.53	$8.06

See Notes to Financial Statements.

Annual Report | For the year ended December 31, 2009

	Conservative	Income and Growth
	ETF Asset Allocation Portfolio	ETF Asset Allocation Portfolio
Investment Income:
Interest	$1,886	$1,874
Dividends	336,591	487,971
Total investment income	338,477	489,845

Expenses:
Investment advisor fee	48,819	72,052
12b–1 fees – Class II	24,702	38,362
Custodian fee	10,549	10,003
Legal and audit fee	21,386	23,024
Trustees’ fees and expenses	9,431	9,533
SEC registration fees	262	533
Report to shareholder fees	2,632	2,556
Insurance expenses	4,015	4,014
Other	5,755	7,410
Total expenses before waiver	127,551	167,487
Less fees waived/reimbursed by investment advisor
Class I	(4,624)	(2,275)
Class II	(46,169)	(50,030)
Total net expenses	76,758	115,182
Net Investment Income	261,719	374,663

Realized and Unrealized Gain/(Loss) on Investments:
Net realized loss on investments	(135,812)	(630,967)
Net change in unrealized appreciation on investments	1,003,977	2,822,672
Net Realized and Unrealized Gain on Investments	868,165	2,191,705

Net Increase In Net Assets Resulting from Operations	$1,129,884	$2,566,368

See Notes to Financial Statements.

statements of operations

	Balanced	Growth	Aggressive Growth
	ETF Asset Allocation Portfolio	ETF Asset Allocation Portfolio	ETF Asset Allocation Portfolio
Investment Income:
Interest	$2,136	$902	$143
Dividends	1,051,653	1,088,137	157,549
Total investment income	1,053,789	1,089,039	157,692

Expenses:
Investment advisor fee	161,634	177,275	26,584
12b–1 fees – Class II	84,314	82,083	10,000
Custodian fee	10,691	10,789	10,365
Legal and audit fee	30,217	31,931	19,318
Trustees’ fees and expenses	9,967	10,025	9,323
SEC registration fees	1,079	1,839	283
Report to shareholder fees	8,619	9,591	2,489
Insurance expenses	4,014	4,015	4,014
Other	14,215	15,212	4,262
Total expenses before waiver	324,750	342,760	86,638
Less fees waived/reimbursed by investment advisor
Class I	(4,371)	(11,775)	(15,311)
Class II	(63,710)	(59,925)	(32,978)
Total net expenses	256,669	271,060	38,349
Net Investment Income	797,120	817,979	119,343

Realized and Unrealized Gain/(Loss) on Investments:
Net realized loss on investments	(1,877,811)	(1,512,525)	(421,443)
Net change in unrealized appreciation on investments	8,904,318	11,383,992	2,111,237
Net Realized and Unrealized Gain on Investments	7,026,507	9,871,467	1,689,794

Net Increase In Net Assets Resulting from Operations	$7,823,627	$10,689,446	$1,809,137

See Notes to Financial Statements.

statement of changes in net assets Conservative ETF Asset Allocation Portfolio

Annual Report

	Year Ended	Year Ended
	December 31, 2009	December 31, 2008
Operations:
Net investment income	$261,719	$93,670
Net realized loss on investments	(135,812)	(182,772)
Net change in unrealized appreciation/(depreciation) on investments	1,003,977	(92,627)
Net increase/(decrease) in net assets resulting from operations	1,129,884	(181,729)

Distributions to Shareholders:
From net investment income
Class I	(8,775)	(4,010)
Class II	(84,895)	—
From net realized gains on investments
Class I	(945)	(53)
Class II	(8,760)	(471)
Total distributions	(103,375)	(4,534)

Share Transactions:
Class I
Proceeds from sale of shares	1,289,709	504,047
Issued to shareholders in reinvestment of distributions	9,720	4,063
Cost of shares redeemed	(361,025)	(38,677)
Net increase from share transactions	938,404	469,433
Class II
Proceeds from sale of shares	12,074,256	7,038,909
Issued to shareholders in reinvestment of distributions	93,655	471
Cost of shares redeemed	(2,753,296)	(2,829,113)
Net increase from share transactions	9,414,615	4,210,267

Net increase in net assets	$11,379,528	$4,493,437

Net Assets:
Beginning of year	4,865,378	371,941
End of year*	$16,244,906	$4,865,378

*Includes undistributed net investment income of:	$261,742	$93,670

Other Information – Shares:
Class I
Sold	128,263	49,939
Reinvested	920	422
Redeemed	(35,747)	(3,903)
Net increase in shares outstanding	93,436	46,458
Class II
Sold	1,219,955	700,203
Reinvested	8,869	49
Redeemed	(276,264)	(286,411)
Net increase in shares outstanding	952,560	413,841

See Notes to Financial Statements.

statements of changes in net assets Income and Growth ETF Asset Allocation Portfolio

Annual Report

	Year Ended	Year Ended
	December 31, 2009	December 31, 2008
Operations:
Net investment income	$374,663	$161,195
Net realized loss on investments	(630,967)	(199,778)
Net change in unrealized appreciation/(depreciation) on investments	2,822,672	(891,083)
Net increase/(decrease) in net assets resulting from operations	2,566,368	(929,666)

Distributions to Shareholders:
From net investment income
Class I	(7,930)	(10,300)
Class II	(151,832)	—
From net realized gains on investments
Class I	(466)	(11)
Class II	(13,456)	(312)
Total distributions	(173,684)	(10,623)

Share Transactions:
Class I
Proceeds from sale of shares	1,088,922	145,054
Issued to shareholders in reinvestment of distributions	8,396	10,310
Cost of shares redeemed	(748,079)	(35,028)
Net increase from share transactions	349,239	120,336
Class II
Proceeds from sale of shares	16,572,474	9,024,212
Issued to shareholders in reinvestment of distributions	165,288	312
Cost of shares redeemed	(3,198,605)	(1,367,424)
Net increase from share transactions	13,539,157	7,657,100

Net increase in net assets	$16,281,080	$6,837,147

Net Assets:
Beginning of year	8,090,345	1,253,198
End of year*	$24,371,425	$8,090,345

*Includes undistributed net investment income of:	$376,192	$161,194

Other Information – Shares:
Class I
Sold	124,624	16,051
Reinvested	889	1,250
Redeemed	(79,475)	(3,855)
Net increase in shares outstanding	46,038	13,446
Class II
Sold	1,844,681	941,020
Reinvested	16,849	36
Redeemed	(351,827)	(148,166)
Net increase in shares outstanding	1,509,703	792,890

See Notes to Financial Statements.

statements of changes in net assets Balanced ETF Asset Allocation Portfolio

Annual Report

	Year Ended	Year Ended
	December 31, 2009	December 31, 2008
Operations:
Net investment income	$797,120	$375,971
Net realized loss on investments	(1,877,811)	(963,058)
Net change in unrealized appreciation/(depreciation) on investments	8,904,318	(2,907,738)
Net increase/(decrease) in net assets resulting from operations	7,823,627	(3,494,825)

Distributions to Shareholders:
From net investment income
Class I	(26,518)	(21,785)
Class II	(342,944)	(16,471)
From net realized gains on investments
Class I	(2,217)	(302)
Class II	(33,851)	(3,642)
Total distributions	(405,530)	(42,200)

Share Transactions:
Class I
Proceeds from sale of shares	2,179,422	1,439,566
Issued to shareholders in reinvestment of distributions	28,735	22,087
Cost of shares redeemed	(683,317)	(232,161)
Net increase from share transactions	1,524,840	1,229,492
Class II
Proceeds from sale of shares	32,741,456	20,584,921
Issued to shareholders in reinvestment of distributions	376,795	20,112
Cost of shares redeemed	(5,844,595)	(4,506,295)
Net increase from share transactions	27,273,656	16,098,738

Net increase in net assets	$36,216,593	$13,791,205

Net Assets:
Beginning of year	19,172,962	5,381,757
End of year*	$55,389,555	$19,172,962

*Includes undistributed net investment income of:	$804,379	$375,970

Other Information – Shares:
Class I
Sold	270,183	159,580
Reinvested	3,186	2,953
Redeemed	(86,063)	(26,402)
Net increase in shares outstanding	187,306	136,131
Class II
Sold	4,085,238	2,355,078
Reinvested	41,360	2,657
Redeemed	(753,368)	(540,726)
Net increase in shares outstanding	3,373,230	1,817,009

See Notes to Financial Statements.

statements of changes in net assets Growth ETF Asset Allocation Portfolio

Annual Report

	Year Ended	Year Ended
	December 31, 2009	December 31, 2008
Operations:
Net investment income	$817,979	$386,929
Net realized loss on investments	(1,512,525)	(320,214)
Net change in unrealized appreciation/(depreciation) on investments	11,383,992	(5,168,617)
Net increase/(decrease) in net assets resulting from operations	10,689,446	(5,101,902)

Distributions to Shareholders:
From net investment income
Class I	(67,997)	(3,755)
Class II	(304,729)	(21,717)
From net realized gains on investments
Class I	(3,212)	(520)
Class II	(14,453)	(2,422)
Total distributions	(390,391)	(28,414)

Share Transactions:
Class I
Proceeds from sale of shares	6,369,941	4,977,750
Issued to shareholders in reinvestment of distributions	71,209	4,275
Cost of shares redeemed	(937,749)	(315,314)
Net increase from share transactions	5,503,401	4,666,711
Class II
Proceeds from sale of shares	24,240,300	21,463,718
Issued to shareholders in reinvestment of distributions	319,182	24,140
Cost of shares redeemed	(3,036,293)	(1,657,118)
Net increase from share transactions	21,523,189	19,830,740

Net increase in net assets	$37,325,645	$19,367,135

Net Assets:
Beginning of year	21,899,629	2,532,494
End of year*	$59,225,274	$21,899,629

*Includes undistributed net investment income of:	$832,761	$386,929

Other Information – Shares:
Class I
Sold	846,136	590,796
Reinvested	8,377	633
Redeemed	(135,717)	(42,702)
Net increase in shares outstanding	718,796	548,727
Class II
Sold	3,422,278	2,570,705
Reinvested	37,862	3,592
Redeemed	(420,691)	(197,657)
Net increase in shares outstanding	3,039,449	2,376,640

See Notes to Financial Statements.

statements of changes in net assets Aggressive Growth ETF Asset Allocation Portfolio

Annual Report

	Year Ended	Year Ended
	December 31, 2009	December 31, 2008
Operations:
Net investment income	$119,343	$57,418
Net realized loss on investments	(421,443)	(203,326)
Net change in unrealized appreciation/(depreciation) on investments	2,111,237	(708,493)
Net increase/(decrease) in net assets resulting from operations	1,809,137	(854,401)

Distributions to Shareholders:
From net investment income
Class I	(14,400)	(4,831)
Class II	(40,881)	—
From net realized gains on investments
Class I	(949)	(39)
Class II	(1,595)	(124)
Total distributions	(57,825)	(4,994)

Share Transactions:
Class I
Proceeds from sale of shares	2,235,587	1,328,724
Issued to shareholders in reinvestment of distributions	15,349	4,870
Cost of shares redeemed	(341,516)	(219,353)
Net increase from share transactions	1,909,420	1,114,241
Class II
Proceeds from sale of shares	3,517,345	3,866,818
Issued to shareholders in reinvestment of distributions	42,476	124
Cost of shares redeemed	(1,540,645)	(949,517)
Net increase from share transactions	2,019,176	2,917,425

Net increase in net assets	$5,679,908	$3,172,271
Net Assets:
Beginning of year	3,606,064	433,793
End of year*	$9,285,972	$3,606,064

*Includes undistributed net investment income of:	$121,582	$57,418

Other Information – Shares:
Class I
Sold	317,312	180,033
Reinvested	1,926	787
Redeemed	(49,859)	(30,502)
Net increase in shares outstanding	269,379	150,318
Class II
Sold	536,647	500,323
Reinvested	5,350	20
Redeemed	(226,397)	(127,806)
Net increase in shares outstanding	315,600	372,537

See Notes to Financial Statements.

financial highlights Conservative ETF Asset Allocation Portfolio

Annual Report

The financial highlights table is intended to help you understand the Portfolio’s financial performance for the periods presented. Certain information reflects financial results for a single Portfolio share. The total returns in the table represent the rate that an investor would have earned [or lost] on an investment in the Portfolio (assuming reinvestment of all dividends and distributions).

	Class I
	Year Ended	Year Ended		Period Ended
	December 31, 2009	December 31, 2008		December 31, 2007 (1)
Per Common Share Operating Performance:
Net asset value — beginning of period	$9.79	$10.46		$10.00
Income from investment operations:
Net investment income	0.26 (2)	0.37	(2)	0.28
Net realized and unrealized gain/(loss) on investments	0.56	(0.96)		0.18
Total from investment operations	0.82	(0.59)		0.46

Distributions to common shareholders:
From net investment income	(0.06)	(0.08)		—
From net realized gain	(0.01)	(0.00	)(3)	—
Total distributions	(0.07)	(0.08)		—

Net increase/(decrease) in net asset value	0.75	(0.67)		0.46

Net asset value – end of period	$10.54	$9.79		$10.46

Total Return	8.35%	(5.58)%		4.60	%(4)

Ratios and Supplemental Data:
Net assets, end of period (000)	$1,501	$479		$26
Ratios to average net assets:
Total expenses before reimbursements	0.95%	2.23%		110.32	%(5)
Net expenses after reimbursements	0.48%	0.48%		0.48	%(5)
Net investment income	2.63%	3.71%		4.08	%(5)
Portfolio turnover rate	31%	129%		36	%(4)

(1)       Period from April 30, 2007 (inception date) through December 31, 2007.

(2)       Per share numbers have been calculated using the average shares method.

(3)       Less than $0.005 per share.

(4)       Not annualized.

(5)       Annualized.

See Notes to Financial Statements.

The financial highlights table is intended to help you understand the Portfolio’s financial performance for the periods presented. Certain information reflects financial results for a single Portfolio share. The total returns in the table represent the rate that an investor would have earned [or lost] on an investment in the Portfolio (assuming reinvestment of all dividends and distributions).

	Class II
	Year Ended	Year Ended		Period Ended
	December 31, 2009	December 31, 2008		December 31, 2007 (1)
Per Common Share Operating Performance:
Net asset value – beginning of period	$9.81	$10.43		$10.00
Income from investment operations:
Net investment income	0.24 (2)	0.35	(2)	0.10
Net realized and unrealized gain/(loss) on investments	0.55	(0.97)		0.33
Total from investment operations	0.79	(0.62)		0.43

Distributions to common shareholders:
From net investment income	(0.06)	—		—
From net realized gain	(0.01)	(0.00	)(3)	—
Total distributions	(0.07)	(0.00)		—

Net increase/(decrease) in net asset value	0.72	(0.62)		0.43

Net asset value – end of period	$10.53	$9.81		$10.43

Total Return	8.06%	(5.93)%		4.30	%(4)

Ratios and Supplemental Data:
Net assets, end of period (000)	$14,744	$4,386		$346
Ratios to average net assets:
Total expenses before reimbursements	1.20%	2.50%		39.42	%(5)
Net expenses after reimbursements	0.73%	0.73%		0.73	%(5)
Net investment income	2.39%	3.50%		5.36	%(5)
Portfolio turnover rate	31%	129%		36	%(4)

(1)       Period from April 30, 2007 (inception date) through December 31, 2007.

(2)       Per share numbers have been calculated using the average shares method.

(3)       Less than $0.005 per share.

(4)       Not annualized.

(5)       Annualized.

See Notes to Financial Statements.

financial highlights Income and Growth ETF Asset Allocation Portfolio

Annual Report

The financial highlights table is intended to help you understand the Portfolio’s financial performance for the periods presented. Certain information reflects financial results for a single Portfolio share. The total returns in the table represent the rate that an investor would have earned [or lost] on an investment in the Portfolio (assuming reinvestment of all dividends and distributions).

	Class I
	Year Ended	Year Ended		Period Ended
	December 31, 2009	December 31, 2008		December 31, 2007 (1)
Per Common Share Operating Performance:
Net asset value – beginning of period	$8.41	$10.30		$10.00
Income from investment operations:
Net investment income	0.23 (2)	0.32	(2)	0.11
Net realized and unrealized gain/(loss) on investments	0.93	(1.87)		0.19
Total from investment operations	1.16	(1.55)		0.30

Distributions to common shareholders:
From net investment income	(0.10)	(0.34)		—
From net realized gain	(0.01)	(0.00	)(3)	—
Total distributions	(0.11)	(0.34)		—

Net increase/(decrease) in net asset value	1.05	(1.89)		0.30

Net asset value – end of period	$9.46	$8.41		$10.30

Total Return	13.72%	(14.95)%		3.00	%(4)

Ratios and Supplemental Data:
Net assets, end of period (000)	$776	$303		$232
Ratios to average net assets:
Total expenses before reimbursements	0.82%	2.11%		41.30	%(5)
Net expenses after reimbursements	0.48%	0.48%		0.48	%(5)
Net investment income	2.59%	3.32%		5.58	%(5)
Portfolio turnover rate	28%	55%		8	%(4)

(1)       Period from April 30, 2007 (inception date) through December 31, 2007.

(2)       Per share numbers have been calculated using the average shares method.

(3)       Less than $0.005 per share.

(4)       Not annualized.

(5)       Annualized.

See Notes to Financial Statements.

The financial highlights table is intended to help you understand the Portfolio’s financial performance for the periods presented. Certain information reflects financial results for a single Portfolio share. The total returns in the table represent the rate that an investor would have earned [or lost] on an investment in the Portfolio (assuming reinvestment of all dividends and distributions).

	Class II
	Year Ended	Year Ended		Period Ended
	December 31, 2009	December 31, 2008		December 31, 2007 (1)
Per Common Share Operating Performance:
Net asset value – beginning of period	$8.73	$10.29		$10.00
Income from investment operations:
Net investment income	0.21 (2)	0.31	(2)	0.08
Net realized and unrealized gain/(loss) on investments	0.95	(1.87)		0.21
Total from investment operations	1.16	(1.56)		0.29

Distributions to common shareholders:
From net investment income	(0.06)	—		—
From net realized gain	(0.01)	(0.00	)(3)	—
Total distributions	(0.07)	(0.00)		—

Net increase/(decrease) in net asset value	1.09	(1.56)		0.29

Net asset value – end of period	$9.82	$8.73		$10.29

Total Return	13.30%	(15.16)%		2.90	%(4)

Ratios and Supplemental Data:
Net assets, end of period (000)	$23,595	$7,788		$1,021
Ratios to average net assets:
Total expenses before reimbursements	1.06%	1.83%		26.00	%(5)
Net expenses after reimbursements	0.73%	0.73%		0.73	%(5)
Net investment income	2.33%	3.32%		6.66	%(5)
Portfolio turnover rate	28%	55%		8	%(4)

(1)       Period from April 30, 2007 (inception date) through December 31, 2007.

(2)       Per share numbers have been calculated using the average shares method.

(3)       Less than $0.005 per share.

(4)       Not annualized.

(5)       Annualized.

See Notes to Financial Statements.

financial highlights Balanced ETF Asset Allocation Portfolio

Annual Report

The financial highlights table is intended to help you understand the Portfolio’s financial performance for the periods presented. Certain information reflects financial results for a single Portfolio share. The total returns in the table represent the rate that an investor would have earned [or lost] on an investment in the Portfolio (assuming reinvestment of all dividends and distributions).

		Class I
	Year Ended	Year Ended		Period Ended
	December 31, 2009	December 31, 2008		December 31, 2007 (1)
Per Common Share Operating Performance:
Net asset value – beginning of period	$7.65	$10.21		$10.00
Income from investment operations:
Net investment income	0.20 (2)	0.29	(2)	0.16
Net realized and unrealized gain/(loss) on investments	1.31	(2.73)		0.05
Total from investment operations	1.51	(2.44)		0.21

Distributions to common shareholders:
From net investment income	(0.07)	(0.12)		—
From net realized gain	(0.01)	(0.00	)(3)	—
Total distributions	(0.08)	(0.12)		—

Net increase/(decrease) in net asset value	1.43	(2.56)		0.21

Net asset value – end of period	$9.08	$7.65		$10.21

Total Return	19.74%	(23.82)%		2.10	%(4)

Ratios and Supplemental Data:
Net assets, end of period (000)	$3,366	$1,402		$483
Ratios to average net assets:
Total expenses before reimbursements	0.68%	1.15%		16.03	%(5)
Net expenses after reimbursements	0.48%	0.48%		0.48	%(5)
Net investment income	2.45%	3.25%		4.79	%(5)
Portfolio turnover rate	26%	67%		23	%(4)

(1)  Period from April 30, 2007 (inception date) through December 31, 2007.

(2)  Per share numbers have been calculated using the average shares method.

(3)  Less than $0.005 per share.

(4)  Not annualized.

(5)  Annualized.

See Notes to Financial Statements.

The financial highlights table is intended to help you understand the Portfolio’s financial performance for the periods presented. Certain information reflects financial results for a single Portfolio share. The total returns in the table represent the rate that an investor would have earned [or lost] on an investment in the Portfolio (assuming reinvestment of all dividends and distributions).

		Class II
	Year Ended	Year Ended		Period Ended
	December 31, 2009	December 31, 2008		December 31, 2007 (1)
Per Common Share Operating Performance:
Net asset value – beginning of period	$7.73	$10.19		$10.00
Income from investment operations:
Net investment income	0.18 (2)	0.28	(2)	0.07
Net realized and unrealized gain/(loss) on investments	1.33	(2.73)		0.12
Total from investment operations	1.51	(2.45)		0.19

Distributions to common shareholders:
From net investment income	(0.06)	(0.01)		—
From net realized gain	(0.01)	(0.00	)(3)	—
Total distributions	(0.07)	(0.01)		—

Net increase/(decrease) in net asset value	1.44	(2.46)		0.19

Net asset value – end of period	$9.17	$7.73		$10.19

Total Return	19.52%	(24.05)%		1.90	%(4)

Ratios and Supplemental Data:
Net assets, end of period (000)	$52,023	$17,771		$4,899
Ratios to average net assets:
Total expenses before reimbursements	0.92%	1.35%		11.45	%(5)
Net expenses after reimbursements	0.73%	0.73%		0.73	%(5)
Net investment income	2.20%	3.19%		7.62	%(5)
Portfolio turnover rate	26%	67%		23	%(4)

(1)       Period from April 30, 2007 (inception date) through December 31, 2007.

(2)       Per share numbers have been calculated using the average shares method.

(3)       Less than $0.005 per share.

(4)       Not annualized.

(5)       Annualized.

See Notes to Financial Statements.

financial highlights Growth ETF Asset Allocation Portfolio

Annual Report

The financial highlights table is intended to help you understand the Portfolio’s financial performance for the periods presented. Certain information reflects financial results for a single Portfolio share. The total returns in the table represent the rate that an investor would have earned [or lost] on an investment in the Portfolio (assuming reinvestment of all dividends and distributions).

			Class I
	Year Ended		Year Ended		Period Ended
	December 31, 2009		December 31, 2008		December 31, 2007 (1)
Per Common Share Operating Performance:
Net asset value – beginning of period	$6.93		$10.11		$10.00
Income from investment operations:
Net investment income	0.17	(2)	0.29	(2)	0.11
Net realized and unrealized gain/(loss) on investments	1.56		(3.46)		(0.00	)(3)
Total from investment operations	1.73		(3.17)		0.11

Distributions to common shareholders:
From net investment income	(0.06)		(0.01)		—
From net realized gain	(0.00	)(3)	(0.00	)(3)	—
Total distributions	(0.06)		(0.01)		—

Net increase/(decrease) in net asset value	1.67		(3.18)		0.11

Net asset value – end of period	$8.60		$6.93		$10.11

Total Return	24.94%		(31.37)%		1.10	%(4)

Ratios and Supplemental Data:
Net assets, end of period (000)	$10,993		$3,876		$109
Ratios to average net assets:
Total expenses before reimbursements	0.66%		1.05%		43.57	%(5)
Net expenses after reimbursements	0.48%		0.48%		0.48	%(5)
Net investment income	2.31%		3.76%		5.11	%(5)
Portfolio turnover rate	19%		27%		18	%(4)

(1)       Period from April 30, 2007 (inception date) through December 31, 2007.

(2)       Per share numbers have been calculated using the average shares method.

(3)       Less than $0.005 per share.

(4)       Not annualized.

(5)       Annualized.

See Notes to Financial Statements.

The financial highlights table is intended to help you understand the Portfolio’s financial performance for the periods presented. Certain information reflects financial results for a single Portfolio share. The total returns in the table represent the rate that an investor would have earned [or lost] on an investment in the Portfolio (assuming reinvestment of all dividends and distributions).

			Class II
	Year Ended		Year Ended		Period Ended
	December 31, 2009		December 31, 2008		December 31, 2007 (1)
Per Common Share Operating Performance:
Net asset value – beginning of period	$6.89		$10.09		$10.00
Income from investment operations:
Net investment income	0.15	(2)	0.25	(2)	0.10
Net realized and unrealized gain/(loss) on investments	1.55		(3.44)		(0.01)
Total from investment operations	1.70		(3.19)		0.09

Distributions to common shareholders:
From net investment income	(0.06)		(0.01)		—
From net realized gain	(0.00	)(3)	(0.00	)(3)	—
Total distributions	(0.06)		(0.01)		—

Net increase/(decrease) in net asset value	1.64		(3.20)		0.09

Net asset value – end of period	$8.53		$6.89		$10.09

Total Return	24.65%		(31.61)%		0.90	%(4)

Ratios and Supplemental Data:
Net assets, end of period (000)	$48,232		$18,023		$2,424
Ratios to average net assets:
Total expenses before reimbursements	0.91%		1.39%		15.48	%(5)
Net expenses after reimbursements	0.73%		0.73%		0.73	%(5)
Net investment income	2.03%		3.11%		6.76	%(5)
Portfolio turnover rate	19%		27%		18	%(4)

(1)  Period from April 30, 2007 (inception date) through December 31, 2007.

(2)  Per share numbers have been calculated using the average shares method.

(3)  Less than $0.005 per share.

(4)  Not annualized.

(5)  Annualized.

See Notes to Financial Statements.

financial highlights Aggressive Growth ETF Asset Allocation Portfolio

Annual Report

The financial highlights table is intended to help you understand the Portfolio’s financial performance for the periods presented. Certain information reflects financial results for a single Portfolio share. The total returns in the table represent the rate that an investor would have earned [or lost] on an investment in the Portfolio (assuming reinvestment of all dividends and distributions).

			Class I
	Year Ended		Year Ended		Period Ended
	December 31, 2009		December 31, 2008		December 31, 2007 (1)
Per Common Share Operating Performance:
Net asset value – beginning of period	$6.36		$10.09		$10.00
Income from investment operations:
Net investment income	0.16	(2)	0.31	(2)	0.15
Net realized and unrealized gain/(loss) on investments	1.60		(4.00)		(0.06)
Total from investment operations	1.76		(3.69)		0.09

Distributions to common shareholders:
From net investment income	(0.03)		(0.04)		—
From net realized gain	(0.00	)(3)	(0.00	)(3)	—
Total distributions	(0.03)		(0.04)		—

Net increase/(decrease) in net asset value	1.73		(3.73)		0.09

Net asset value – end of period	$8.09		$6.36		$10.09

Total Return	27.79%		(36.57)%		0.90	%(4)

Ratios and Supplemental Data:
Net assets, end of period (000)	$3,462		$1,009		$84
Ratios to average net assets:
Total expenses before reimbursements	1.28%		3.00%		77.98	%(5)
Net expenses after reimbursements	0.48%		0.48%		0.48	%(5)
Net investment income	2.28%		4.21%		4.22	%(5)
Portfolio turnover rate(4)	27%		55%		12	%(4)

(1)  Period from April 30, 2007 (inception date) through December 31, 2007.

(2)  Per share numbers have been calculated using the average shares method.

(3)  Less than $0.005 per share.

(4)  Not annualized.

(5)  Annualized.

See Notes to Financial Statements.

The financial highlights table is intended to help you understand the Portfolio’s financial performance for the periods presented. Certain information reflects financial results for a single Portfolio share. The total returns in the table represent the rate that an investor would have earned [or lost] on an investment in the Portfolio (assuming reinvestment of all dividends and distributions).

			Class II
	Year Ended		Year Ended		Period Ended
	December 31, 2009		December 31, 2008		December 31, 2007 (1)
Per Common Share Operating Performance:
Net asset value – beginning of period	$6.38		$10.07		$10.00
Income from investment operations:
Net investment income	0.13	(2)	0.25	(2)	0.10
Net realized and unrealized gain/(loss) on investments	1.61		(3.94)		(0.03)
Total from investment operations	1.74		(3.69)		0.07

Distributions to common shareholders:
From net investment income	(0.06)		—		—
From net realized gain	(0.00	)(3)	(0.00	)(3)	—
Total distributions	(0.06)		(0.00)		—

Net increase/(decrease) in net asset value	1.68		(3.69)		0.07

Net asset value – end of period	$8.06		$6.38		$10.07

Total Return	27.29%		(36.64)%		0.70	%(4)

Ratios and Supplemental Data:
Net assets, end of period (000)	$5,823		$2,597		$350
Ratios to average net assets:
Total expenses before reimbursements	1.55%		3.40%		44.78	%(5)
Net expenses after reimbursements	0.73%		0.73%		0.73	%(5)
Net investment income	1.89%		3.31%		8.20	%(5)
Portfolio turnover rate	27%		55%		12	%(4)

(1)  Period from April 30, 2007 (inception date) through December 31, 2007.

(2)  Per share numbers have been calculated using the average shares method.

(3)  Less than $0.005 per share.

(4)  Not annualized.

(5)  Annualized.

See Notes to Financial Statements.

notes to financial statements

Annual Report | December 31, 2009

1. Significant Accounting and Operating Policies |

Financial Investors Variable Insurance Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company organized as a Delaware business trust by a Declaration of Trust dated July 26, 2000. The financial statements herein relate to the Trust’s five ETF asset allocation portfolios which include the following: Ibbotson Conservative ETF Asset Allocation Portfolio, Ibbotson Income & Growth ETF Asset Allocation Portfolio, Ibbotson Balanced ETF Asset Allocation Portfolio, Ibbotson Growth ETF Asset Allocation Portfolio, and Ibbotson Aggressive Growth ETF Asset Allocation Portfolio (the “Portfolios”). Each Portfolio offers Class I and Class II shares.

The Portfolios are investment vehicles for variable annuity contracts and variable life insurance policies. The Portfolios also may be used as investment vehicles for qualified pension and retirement plans and certain registered and unregistered separate accounts. Shares of the Portfolios are offered only to participating insurance companies and their separate accounts to fund the benefits of variable annuity contracts and variable life insurance policies, and to qualified pension and retirement plans and registered and unregistered separate accounts. Shares are not offered to the general public.

The Trust’s financial statements are prepared in accordance with accounting principles generally accepted in the United States of America. This requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from these estimates.

The following summarizes the significant accounting policies for the Trust.

Security Valuation: The price of Portfolio shares (“net asset value”) is determined as of the close of the regular session of trading on the New York Stock Exchange (“NYSE”) (usually 4:00 p.m. Eastern Time), on each day the NYSE is open for business. Securities for which exchange quotations are readily available are valued at the last sale price, or if no sale price or if traded on the over-the-counter market, at the mean between the last bid and asked price. Securities for which quotations are not readily available are valued under procedures established by the Board of Trustees to determine fair value in good faith. Short-term securities maturing within 60 days are valued at amortized cost, which approximates market value.

Fair Valuation: If the price of a security is unavailable in accordance with the Portfolios’ pricing procedures, or the price of a security is suspect, e.g., due to the occurrence of a significant event, the security may be valued at its fair value determined pursuant to procedures adopted by the Board of Trustees. For this purpose, fair value is the price that the Portfolio reasonably expects to receive on a current sale of the security. Due to the number of variables affecting the price of a security, however; it is possible that the fair value of a security may not accurately reflect the price that the Portfolio could actually receive on a sale of the security. As of December 31, 2009, no securities were fair valued for any of the Portfolios.

The Portfolios have adopted the Financial Accounting Standards Board (“FASB”) Accounting Standards CodificationTM (“ASC”), issued in June 2009. The Portfolios follow the provisions of ASC 820, “Fair Value Measurements and Disclosures” (“ASC 820”), which established a three tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability that are developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability that are developed based on the best information available.

Various inputs are used in determining the value of each Portfolio’s investments as of the reporting period end. These inputs are categorized in the following hierarchy under applicable financial accounting standards:

Level 1 — Quoted prices in active markets for identical investments

Level 2 — Other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

Level 3 — Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

notes to financial statements

Annual Report | December 31, 2009

The following is a summary of the inputs used to value the Portfolios’ investments as of December 31, 2009.

	Conservative ETF Asset	Income & Growth ETF Asset
	Allocation Portfolio	Allocation Portfolio
Valuation Inputs	Investments in Securities at Value	Investments in Securities at Value
Level 1 - Quoted Prices
Exchange Traded Funds	$14,978,674	$23,171,959
Short-Term Investment	1,516,018	1,263,057
Level 2 - Other Significant
Observable Inputs	—	—
Level 3 - Significant
Unobservable Inputs	—	—
Total	$16,494,692	$24,435,016

	Balanced ETF Asset	Growth ETF Asset
	Allocation Portfolio	Allocation Portfolio
Valuation Inputs	Investments in Securities at Value	Investments in Securities at Value
Level 1 - Quoted Prices
Exchange Traded Funds	$54,310,893	$59,069,517
Short-Term Investment	2,003,293	462,251
Level 2 - Other Significant
Observable Inputs	—	—
Level 3 - Significant
Unobservable Inputs	—	—
Total	$56,314,186	$59,531,768

Aggressive Growth ETF Asset
Allocation Portfolio
Valuation Inputs	Investments in Securities at Value
Level 1 - Quoted Prices
Exchange Traded Funds	$9,275,968
Short-Term Investment	91,342
Level 2 - Other Significant
Observable Inputs	—
Level 3 - Significant
Unobservable Inputs	—
Total	$9,367,310

For the year ended December 31, 2009, the Portfolios did not have significant unobservable inputs (Level 3) used in determining fair value. Thus, a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value is not applicable.

notes to financial statements

Annual Report | December 31, 2009

New Accounting Pronouncements: In June 2009, FASB issued FASB ASC 105 (formerly FASB Statement No.168), establishing the FASB Accounting Standards CodificationTM (ASC) as the source of authoritative generally accepted accounting principles (GAAP) to be applied by nongovernmental entities. FASB ASC 105 is effective for annual and interim periods ending after September 15, 2009, and the Company has updated its references to GAAP in this report in accordance with the provisions of this pronouncement. The implementation of FASB ASC 105 did not have a material effect on its financial position or results of operations.

In April 2009, the FASB issued FASB ASC 820-10-65 (formerly FASB Staff Position No. FAS 157-4), Determining Fair Value When the Volume and Level of Activity for the Asset or Liability Have Significantly Decreased and Identifying Transactions That Are Not Orderly. This standard applies to all assets and liabilities within the scope of accounting pronouncements that require or permit fair value measurements, with certain defined exceptions, and provides additional guidance for estimating fair value when the volume and level of activity for the asset or liability have significantly decreased. ASC 820-10-65 is effective for interim reporting periods ending after June 15, 2009. The implementation of ASC 820-10-65 did not have a material effect on the Company’s financial position or results of operations.

Income Taxes: For federal income tax purposes, the Portfolios currently qualify, and intend to remain qualified, as regulated investment companies under the provisions of Subchapter M of the Internal Revenue Code by distributing substantially all of their investment company taxable net income including realized gain, not offset by capital loss carryforwards, if any, to shareholders. Accordingly, no provisions for federal income or excise taxes have been made.

In accordance with FASB the “Income Tax Statement” or “ASC 740-10-25” (formerly FIN 48), the financial statement effects of a tax position taken or expected to be taken in a tax return are to be recognized in the financial statements when it is more likely than not, based on the technical merits, that the position will be sustained upon examination. Management has concluded that the Portfolios have taken no uncertain tax positions that require adjustment to the financial statements to comply with the provisions of ASC 740. The Portfolios file income tax returns in the U.S. federal jurisdiction and Colorado. For the years ended December 31, 2007, December 31, 2008, and December 31, 2009 the Portfolios’ returns are still open to examination by the appropriate taxing authority.

The Treasury Department has issued Regulations under Internal Revenue Code Section 817(h) that pertain to diversification requirements for variable annuity and variable life insurance contracts. Each Portfolio intends to comply with the diversification requirements. These requirements are in addition to the diversification requirements imposed on the Portfolios by Subchapter M and the 1940 Act.

Expenses: Most expenses of the Trust can be directly attributed to a Portfolio. Expenses that cannot be directly attributed are apportioned among the Portfolios based on average net assets. Expenses are allocated among classes within a Portfolio based on daily class level net assets, except for distribution fees associated with each Portfolio’s Distribution Plan under rule 12b-1 of the 1940 Act (“12b-1 fees”) which are only allocated to the Class II shares.

Distributions to Shareholders: Each Portfolio currently intends to declare and pay capital gains and income dividends, if any, on an annual basis. All dividends and capital gains distributions paid by the Portfolios will be automatically reinvested, at net asset value, in additional shares of the Portfolios unless otherwise indicated. There is no fixed dividend rate and there can be no assurance that the Portfolios will pay any dividends or realize any capital gains.

Any net capital gains earned by each Portfolio are distributed at least annually to the extent necessary to avoid federal income and excise taxes. Distributions to shareholders are recorded by each Portfolio on the ex-dividend date.

Other: Investment security transactions are accounted for as of the trade date. Dividend income is recorded on the ex-dividend date. Realized gains and losses from securities transactions and unrealized appreciation and depreciation of securities are determined using the identified cost basis for both financial reporting and income tax purposes.

notes to financial statements

Annual Report | December 31, 2009

2. Federal Taxes |

As of December 31, 2009, the components of distributable earnings on a tax basis were as follows:

	Conservative	Income and Growth	Balanced	Growth	Aggressive Growth
	ETF Asset	ETF Asset	ETF Asset	ETF Asset	ETF Asset
	Allocation Portfolio	Allocation Portfolio	Allocation Portfolio	Allocation Portfolio	Allocation Portfolio
Undistributed Ordinary Income	$261,742	$376,192	$804,379	$832,761	$121,582
Accumulated Capital Gains/(Losses)	17,046	(85,612)	(217,012)	(596,270)	(46,859)
Unrealized Appreciation	566,287	1,166,388	3,304,533	4,912,808	815,000
Other Cumulative Effect of Timing Differences	—	—	(7,111)	—	—
Total	$845,075	$1,456,968	$3,884,789	$5,149,299	$889,723

The tax components of distributable earnings are determined in accordance with income tax regulations which may differ from composition of net assets reported under generally accepted accounting principles. Accordingly, for the period ended December 31, 2009, certain differences were reclassified. These differences were primarily due to the differing tax treatment of wash sales and certain other investments. The amounts reclassified did not affect net assets. The reclassifications were as follows:

	Conservative	Income and Growth	Balanced	Growth	Aggressive Growth
	ETF Asset	ETF Asset	ETF Asset	ETF Asset	ETF Asset
	Allocation Portfolio	Allocation Portfolio	Allocation Portfolio	Allocation Portfolio	Allocation Portfolio
Undistributed Ordinary Income	$23	$97	$751	$579	$102
Accumulated Capital Losses	(23)	(95)	(749)	(580)	(103)
Paid In Capital	$—	$(2)	$(2)	$1	$1

Net unrealized appreciation/depreciation of investments based on the federal tax cost were as follows:

	Conservative	Income and Growth	Balanced	Growth	Aggressive Growth
	ETF Asset	ETF Asset	ETF Asset	ETF Asset	ETF Asset
	Allocation Portfolio	Allocation Portfolio	Allocation Portfolio	Allocation Portfolio	Allocation Portfolio
Gross appreciation	$572,994	$1,262,844	$3,842,238	$6,649,680	$895,192
Gross depreciation (excess of tax cost over value)	(6,707)	(96,456)	(537,705)	(1,736,872)	(80,192)
Net unrealized appreciation	566,287	1,166,388	3,304,533	4,912,808	815,000
Cost of investments for income tax purposes	$15,928,405	$23,268,628	$53,009,653	$54,618,960	$8,552,310

The tax character of distributions paid during the years ended December 31, 2009 and December 31, 2008 were as follows:

	Conservative		Income and Growth\		Balanced
	ETF Asset		ETF Asset		ETF Asset
	Allocation Portfolio		Allocation Portfolio		Allocation Portfolio
	2009	2008	2009	2008	2009	2008
Distributions paid from:
Ordinary income	$103,375	$4,534	$173,403	$10,597	$404,257	$41,873
Long-term capital gain	—	—	281	26	1,273	327
	$103,375	$4,534	$173,684	$10,623	$405,530	$42,200

	Growth		Aggressive Growth
	ETF Asset		ETF Asset
	Allocation Portfolio		Allocation Portfolio
	2009	2008	2009	2008
Distributions paid from:
Ordinary income	$387,142	$28,144	$57,392	$4,944
Long-term capital gain	3,249	272	434	50
	$390,391	$28,416	$57,826	$4,994

notes to financial statements

Annual Report | December 31, 2009

December 31, 2009, the Portfolios had capital loss carryforwards which will reduce the Portfolios’ taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code and thus will reduce the amount of the distributions to shareholders which would otherwise be necessary to relieve the Funds of any liability for federal tax. Pursuant to the Code, such capital loss carryforwards will expire as follows:

	Conservative	Income and Growth
	ETF Asset	ETF Asset
	Allocation Portfolio	Allocation Portfolio
Capital Losses Expiring 12/31/17	$—	$85,612

	Balanced	Growth
	ETF Asset	ETF Asset
	Allocation Portfolio	Allocation Portfolio
Capital Losses Expiring 12/31/17	$217,012	$405,581

Aggressive Growth
ETF Asset
Allocation Portfolio
Capital Losses Expiring 12/31/17	$46,859

The Ibbotson Growth ETF Asset Allocation Portfolio has elected to defer to its fiscal year ending December 31, 2010 approximately $190,689 of capital losses recognized during the period from November 1, 2009 to December 31, 2009.

3. Investment Transactions |

Purchases and sales of investment securities, other than short-term investments, for the year ended December 31, 2009, were as follows for each Portfolio:

		Income and
	Conservative	Growth
	ETF Asset	ETF Asset
	Allocation Portfolio	Allocation Portfolio
Purchases	$12,939,060	$17,594,452
Sales	3,184,916	4,277,046

	Balanced	Growth
	ETF Asset	ETF Asset
	Allocation Portfolio	Allocation Portfolio
Purchases	$37,891,669	$35,288,824
Sales	9,153,174	7,424,530

	Aggressive Growth
	ETF Asset
	Allocation Portfolio
Purchases	$5,679,428
Sales	1,621,654

4. Investment Advisory and Sub-Advisory Agreements |

ALPS Advisors, Inc. (the “Advisor”) acts as the Portfolios’ investment advisor. The Advisor is a wholly-owned subsidiary of ALPS Holdings, Inc., located in Denver, Colorado, and founded in 1985 as a provider of fund administration and fund distribution services. The Advisor is registered with the Securities and Exchange Commission as an investment adviser. Subject to the authority of the Trust’s Board of Trustees, the Advisor is responsible for the overall management of each Portfolio’s business affairs. The Advisor invests the assets of each Portfolio, either directly or through the use of one or more sub-advisors, according to each Portfolio’s investment objective, policies, and restrictions. The Advisor is responsible for selecting the sub-advisor to each Portfolio. The Advisor furnishes at its own expense all of the necessary office facilities, equipment, and personnel required for managing the assets of each Portfolio.

Pursuant to the Investment Advisory Agreement (the “Advisor Agreement”), each Portfolio pays the Advisor monthly an annual management fee of 0.45% based on such Portfolio’s average daily net assets. The Advisor is required to pay all fees due to a sub-advisor out of the management fee the Advisor receives from the Portfolios.

Ibbotson Associates, Inc. (“Ibbotson” or the “Sub-Advisor”) serves as the Portfolios’ Sub-Advisor. The Sub-Advisor, founded in 1977, is a registered investment adviser located in Chicago, Illinois that manages client funds in discretionary accounts and is a wholly owned subsidiary of Morningstar, Inc.

The Sub-Advisor is engaged to manage the investments of each Portfolio in accordance with such Portfolio’s investment objective, policies and limitations and any investment guidelines established by the Advisor and the Board of Trustees. The Sub-Advisor is responsible, subject to the supervision and control of the Advisor and the Board of Trustees, for the purchase, retention and sale of primary underlying funds and money market funds in the portion of each Portfolio’s investment portfolio under its management.

Pursuant to the sub-advisory agreement (the “Sub-Advisor Agreement”) the Advisor pays the Sub-Advisor monthly an annual sub-advisory management fee of 0.15% based on such Portfolio’s average daily net assets. This sub-advisory fee is paid out of the annual 0.45% fee paid from the Portfolios to the Advisor monthly and is not incurred separately by any Portfolio.

notes to financial statements

Annual Report | December 31, 2009

5. Other Agreements |

Distribution Agreement: ALPS Distributors, Inc. (the “Distributor”), an affiliate of the Advisor, serves as the principal underwriter and national distributor for the shares of each Portfolio pursuant to a Distribution Agreement with the Trust. The offering of the Portfolio’s shares is continuous.

The Trust has adopted distribution plans pursuant to Rule 12b-1 under the 1940 Act relating to Class I and Class II Portfolio shares, respectively (the “12b-1 Plans”).

The Class I shares have adopted a Defensive Distribution Plan that recognizes that the Advisor may use its management fees, in addition to its past profits or its other resources, to pay for expenses incurred in connection with providing services intended to result in the sale of Portfolio shares and/or shareholder support services.

The Class II Distribution Plan permits the use of each Portfolio’s assets to compensate the Distributor for its services and costs in distributing shares and servicing shareholder accounts.

Under the 12b-1 Plans, the Distributor receives, as a percentage of average annual net assets, the amounts outlined in the following table.

	Conservative	Income & Growth
	ETF Asset Allocation	ETF Asset
	Portfolio	Allocation Portfolio
Class I	0.00%	0.00%
Class II	0.25%	0.25%

	Balanced	Growth
	ETF Asset Allocation	ETF Asset
	Portfolio	Allocation Portfolio
Class I	0.00%	0.00%
Class II	0.25%	0.25%

	Aggressive Growth
	ETF Asset
	Allocation Portfolio
Class I	0.00%
Class II	0.25%

Expense Limitation Agreement: Under the terms of the Expense Limitation Agreement between the Trust, the Advisor, and the Sub-Advisor (the “Expense Limitation Agreement”), the Advisor and Sub-Advisor agree to waive certain fees they are entitled to receive from the Portfolios (Sub-Advisor’s fees being received from the Advisor). Specifically, the Advisor and Sub-Advisor agree to reimburse, equally 50% each, Portfolio expenses and/or waive a portion of the investment advisory, sub-advisory, and other fees that they are entitled to receive to the extent necessary for the Portfolios to maintain a total annual expense ratio not exceeding 0.48% for Class I shares and 0.73% for Class II shares. Fees and expenses for acquired funds are not directly incurred by the Portfolios but are part of the acquisition and disposition costs of the underlying ETF’s held by the Portfolios. The Expense Limitation Agreement is effective through April 30, 2010.

Administration, Bookkeeping and Pricing Agreement: ALPS Fund Services, Inc. (“ALPS”), an affiliate of the Advisor and the Distributor, serves as Administrator pursuant to a Fund Accounting and Administration Agreement with the Trust. As such, ALPS provides all necessary administration, bookkeeping and pricing services to each Portfolio, including portfolio accounting services, expense accrual and payment services, fund valuation and financial reporting services, tax accounting services and compliance control services.

Transfer Agency and Service Agreement: ALPS serves as Transfer Agent to each Portfolio pursuant to a Transfer Agency and Service Agreement with the Trust. Under the Transfer Agency and Service Agreement, ALPS provides all of the customary services of a transfer agent and dividend disbursing agent including, but not limited to: (1) receiving and processing orders to purchase or redeem shares; (2) mailing shareholder reports and prospectuses to current shareholders; and (3) providing blue sky services to monitor the number of the shares of each Portfolio sold in each state.

6. Trustees and Officers |

The overall responsibility for oversight of the Portfolios rests with the Board of Trustees of the Trust. As of December 31, 2009, there were six Trustees, four of whom are not “interested persons” of the Trust within the meaning of that term under the 1940 Act (each, an “Independent Trustee”). The Portfolios collectively pay each Independent Trustee a retainer fee in the amount of $4,000 per year, a per meeting fee of $1,500, and reimbursement for all reasonable out-of-pocket expenses relating to attendance at meetings and the expense is allocated among the Portfolios based on the methodology described in Note 1 to these Financial Statements. The interested Trustees receive no compensation from the Portfolios.

7. Subsequent Events |

Management has evaluated subsequent events in the preparation of the Portfolio’s financial statements through February 22, 2010, which is the date the financial statements will be issued.

report of independent registered public accounting firm

Annual Report | December 31, 2009

To the Board of Trustees and Shareholders of Financial Investors Variable Insurance Trust |

We have audited the accompanying statements of assets and liabilities, including the statements of investments, of Financial Investors Variable Insurance Trust (the “Trust”), including the Ibbotson Conservative ETF Asset Allocation Portfolio, Ibbotson Income and Growth ETF Asset Allocation Portfolio, Ibbotson Balanced ETF Asset Allocation Portfolio, Ibbotson Growth ETF Asset Allocation Portfolio, and Ibbotson Aggressive Growth ETF Asset Allocation Portfolio, as of December 31, 2009, the related statements of operations for the year then ended, statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the two years in the period then ended and the period from April 30, 2007 (inception) to December 31, 2007. These financial statements and financial highlights are the responsibility of the Trust’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Trust is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2009, by correspondence with the custodian and brokers. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Financial Investors Variable Trust, as of December 31, 2009, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and the financial highlights for each of the two years in the period then ended and the period from April 30, 2007 (inception) to December 31, 2007, in conformity with accounting principles generally accepted in the United States of America.

February 22, 2010

Denver, Colorado

additional information (unaudited)

Annual Report | December 31, 2009

Tax Information |

The Portfolio designates the following amounts for the fiscal year ended December 31, 2009:

	Conservative	Income & Growth
	ETF Asset Allocation	ETF Asset
	Portfolio	Allocation Portfolio
Corporate Dividends Received Deduction	9.35%	19.27%

	Balanced	Growth
	ETF Asset Allocation	ETF Asset
	Portfolio	Allocation Portfolio
Corporate Dividends Received Deduction	28.45%	39.32%

Aggressive Growth
ETF Asset
Allocation Portfolio
Corporate Dividends Received Deduction	43.44%

Proxy Voting |

Portfolio policies and procedures used in determining how to vote proxies relating to portfolio securities and a summary of proxies voted by the Portfolios for the period ended June 30, 2009, are available without charge, upon request, by contacting your insurance company or plan sponsor, calling (866) 432-2926 or accessing the Securities and Exchange Commission’s (“Commission”) website at http://www.sec.gov.

Portfolio Holdings |

The Portfolios file their complete schedule of portfolio holdings with the Commission for the first and third quarters of each fiscal year on Form N-Q within 60 days after the end of the period. Copies of the Portfolios’ Forms N-Q are available without a charge, upon request, by contacting your insurance company or plan sponsor, calling (866) 432-2926 or accessing the Commission’s website at http://www.sec.gov. You may also review and copy Form N-Q at the Commission’s Public Reference Room in Washington, D.C. You can obtain information on the operation of the Public Reference Room, including information about duplication fee charges, by calling 1-202-942-8090. This information can be obtained by electronic request at the following e-mail address: publicinfo@sec.gov.

approval of investment advisory and sub-advisory agreements (unaudited)

Annual Report | December 31, 2009

On September 8, 2009, the Board of Trustees of the Financial Investors Variable Insurance Trust (the “Trust”) met in person to, among other things, review and consider the re-approval of the Investment Advisory Agreement (the “Advisory Agreement”) between the Trust and ALPS Advisors, Inc. (the “Adviser”), and Investment Sub-advisory Agreement (the “Sub-Advisory Agreement”) by and among the Trust, the Adviser, and Ibbotson & Associates, Inc. (the “Sub-Adviser”). Prior to beginning their review of the Advisory Agreement and the Sub-Advisory Agreement (collectively the “Advisory Agreements”), Trust counsel, who also serves as independent counsel to the Independent Trustees, discussed with the Trustees their fiduciary responsibilities with respect to the approval of the Advisory Agreements and enhanced disclosure requirements surrounding contract approvals.

In renewing and approving the Advisory Agreement the Board, including the Independent Trustees, considered the following factors with respect to the Portfolios:

Investment Advisory Fee Rate: The Board reviewed and considered the contractual and actual advisory fee annual rate of 0.45% of each Portfolio’s daily net assets paid by the Adviser from the advisory fee light of the extent and quality of the advisory services provided by the Adviser. The Board received and considered information comparing the Portfolios’ contractual advisory fee and overall expenses with an independently prepared summary of funds in both the relevant expense group and performance group provided by Lipper Analytical Services (“Lipper”), an independent provider of investment company data. Based on such material from Lipper, the Board determined that the contractual management fee and actual management fee of each Portfolio was comparable to, or lower than, the median for similar fees within such Portfolio’s expense group. The Board further determined that the total expense ratios of each Portfolio is comparable to, or lower than, the median for the other total expense ratios within such Portfolio’s expense group.

Nature, Extent and Quality of the Services under the Investment Advisory Agreement. The Board received and considered information regarding the nature, extent and quality of services provided to each Portfolio under the Advisory Agreement. The Board reviewed certain background materials supplied by the Adviser in response to the questionnaire furnished by the Trust, including the Adviser’s Form ADV. The Board considered the background and experience of the Adviser’s management.

The Portfolios’ Performance: The Board received and considered each Portfolio’s performance for year to date ended July 31, 2009, the one year period ended July 31, 2009, and from inception through July 31, 2009, as provided by Lipper. The Trustees determined that, notwithstanding the short time period during which the Portfolios have been in existence, the performance of each Portfolio during each such period compared favorably with the performance of such Portfolio’s performance group.

The Portfolios’ Profitability to the Adviser: The Board received and considered a profitability analysis of the Portfolios prepared by the Adviser for the fiscal year ended September 30, 2008, as well as estimated profitability for the year ended December 31, 2008, and the six months ended June 30, 2009. The Board determined that, based on such analysis, each Portfolio was currently unprofitable to the Adviser and its affiliates. Based on discussions with representatives of the Adviser and its affiliates, the Board determined that the Adviser and its affiliates were still committed at this time to the continued operation and growth of the Portfolios.

Economies of Scale: The Board considered whether economies of scale in the provision of services to each Portfolio were being passed along to the shareholders. The Board determined that the current size of each Portfolio made such economies of scale unattainable at this time.

Other Benefits to the Adviser: The Board reviewed and considered any other benefits derived or to be derived by the Adviser from the relationship with the Portfolios, and concluded that there were none of any great significance to the Adviser.

In renewing and approving the Investment Sub-Advisory Agreement, the Board, including the Independent Trustees, considered the following factors with respect to the Portfolios:

Investment Sub-Advisory Fee Rate/The Portfolios’ Performance and Economies of Scale: The Board determined that the analysis with respect to the factors discussed above with respect to the Advisory Agreement would apply to the review of the Sub-Advisory Agreement as well.

Nature, Extent and Quality of the Services under the Sub-Advisory Agreement: The Board, including the Independent Trustees, in additional to reviewing the advisory fee, performance, and economies of scale factors discussed above, considered in general the nature, extent and quality of the services provided by Ibbotson. The Board reviewed services provided by Ibbotson, noting that Ibbotson directed the Adviser to execute trades, and concluded that such services are of satisfactory quality and that Ibbotson was well qualified to perform its responsibilities under the Sub-Advisory Agreement.

The Portfolios’ Profitability to the Sub-Adviser: The Board also reviewed the profitability analysis prepared by the Sub-Adviser, and determined that, based on such analysis, each Portfolio was currently unprofitable to the Sub-Adviser. Based on discussions with representatives of the Sub-Adviser, the Board determined that the Sub-Adviser was still committed at this time to the continued operation and growth of the Portfolios.

Other Benefits to the Sub-Adviser: The Board reviewed and considered any other benefits derived or to be derived by the Adviser from the relationship with the Portfolios, and concluded that there were none of any great significance to the Adviser.

The Board of Trustees of the Trust, with the non-interested Trustees voting separately, unanimously concluded that the investment advisory fee of 0.45% of the Fund’s total assets was fair and reasonable for the Portfolios and that the approval of the Advisory Agreement is in the best interests of the Portfolios and their shareholders.

The Board of Trustees of the Trust, with the non-interested Trustees voting separately, unanimously concluded that the Sub-Advisory Agreement was fair and reasonable for the Portfolios and that the approval of the Sub-Advisory Agreement is in the best interests of the Portfolios and their shareholders.

trustees and officers (unaudited)

Annual Report | December 31, 2009

The business and affairs of the Trust are managed under the direction of the Trust’s Board of Trustees in accordance with the laws of the state of Delaware and the Trust’s Declaration of Trust and Bylaws. Information pertaining to the Trustees and Officers of the Trust is set forth below.

The address of each, unless otherwise indicated, is 1290 Broadway, Suite 1100, Denver, Colorado 80203. Each Trustee serves for an indefinite term, until his or her resignation, death or removal. The following is a list of the trustees and executive officers of the Trust and their principal occupations over the last five years. Additional information about the Trust’s Trustees can be found in the Statement of Additional Information, which is available without charge, upon request, by contacting your insurance company or plan sponsor, calling (866) 432-2926 or accessing the Portfolios’ website at http://www.fivitfunds.com.

Independent Trustees |

				Number of Portfolios
	Position with	Term of Office and	Principal Occupation(s)	in Fund Complex	Other Trusteeships
Name & Age	the Portfolio	Length of Time Served	During last 5 years	Overseen by Trustee*	Held By Trustee
Mary K. Anstine (69)	Trustee	Since November 30, 2006	Retired. Ms. Anstine is also a Trustee of ALPS ETF Trust; ALPS Variable Insurance Trust; Financial Investors Trust, Reaves Utility Income Fund, and the Westcore Trust.	19	Ms. Anstine is a Trustee of ALPS ETF Trust (9 funds); ALPS Variable Insurance Trust (1 fund); Financial Investors Trust (7 funds), Reaves Utility Income Fund, and the Westcore Trust (12 funds).

T. Neil Bathon (47)**	Trustee	Since November 30, 2006	Mr. Bathon is currently a Managing Director of PMR Associates LLC, a corporate finance consulting firm since June 2006. Mr. Bathon was also President of Financial Research Corp. from October 1987 to June 2006.	5	None

John. J. Linnehan (46)	Trustee	Since February 22, 2008	Mr. Linnehan is President of ChannelMining Solutions, Inc., a full service consulting firm, since June 2001; President of Foreside Advisory Network, a consulting and research distribution firm, since February 2009; and Treasurer of American SCORES, NE. since January 2007.	5	None

David Swanson (53)	Trustee	Since November 30, 2006	Mr. Swanson is a Principal Owner of SwanDog Marketing since February 2006. Mr. Swanson was also Executive Vice-President of Calamos Investments from April 2004 to March 2006, Chief Operating Officer of Van Kampen Investments from October 2002 to April 2004, and Managing Director of Morgan Stanley from February 2000 to April 2004.	5	None

*

The Fund Complex includes all series of the Trust and any other investment companies for which ALPS Advisors, Inc. (or any affiliate) or Ibbotson Associates (or any affiliate) provides investment advisory services.

**	Mr. Bathon resigned as of February 8, 2010.

Interested Trustees |

				Number of Portfolios
	Position with	Term of Office and	Principal Occupation(s)	in Fund Complex	Other Trusteeships
Name & Age	the Portfolio	Length of Time Served	During last 5 years	Overseen by Trustee*	Held By Trustee
Thomas A. Carter (44)**	Trustee Chairman, President	Since March 10, 2009	Mr. Carter joined ALPS Fund Services, Inc. (“ALPS”) in 1994 and is currently President and Director of ALPS Advisors, Inc. (“AAI”), ALPS Distributors, Inc. (“ADI”) and FTAM Funds Distributor, Inc. and Director of ALPS and ALPS Holdings, Inc. Because of his position with ALPS, ADI and AAI, Mr. Carter is deemed an affiliate of the Portfolio as defined under the 1940 Act.	14	Mr. Carter is a Trustee of ALPS ETF Trust (9 funds).

Scott Wentsel (47)	Trustee	Since November 30, 2006	Mr. Wentsel is Senior Portfolio Manager for Ibbotson Associates since April 2005. Mr. Wentsel was also Executive Director of Van Kampen Investments from April 2000 to April 2005.	5	None

*

The Fund Complex includes all series of the Trust and any other investment companies for which ALPS Advisors, Inc. (or any affiliate) or Ibbotson Associates (or any affiliate) provides investment advisory services.

**

Mr. Carter is deemed an “Interested Trustee” by virtue of his current relationship with ALPS Fund Services, Inc., ALPS Advisors, Inc. and ALPS Distributors, Inc. Mr. Wentsel is deemed an “Interested Trustee” by virtue of his current relationship with the Subadviser.

Officers |

Term of Office and
Name & Age	Position with the Portfolio	Length of Time Served	Principal Occupation(s) During last 5 years
Jeremy O. May (39)	Treasurer	Since November 30, 2006

Mr. May is President of ALPS Fund Services, Inc. Mr. May joined ALPS in 1995. Because of his position with ALPS, Mr. May is deemed an affiliate of the Trust as defined under the 1940 Act. Mr. May is currently the Treasurer of Clough Global Allocation Fund, Clough Global Equity Fund, Clough Global Opportunities Fund, Liberty All-Star Growth Fund, Inc., Liberty All-Star Equity Fund, Financial Investors Trust, Reaves Utility Income Fund. Mr. May is also on the Board of Directors and is Chairman of the Audit Committee of the University of Colorado Foundation.

Melanie H. Zimdars (33)	Chief Compliance Officer	Since December 8, 2009

Ms. Zimdars is a Deputy Chief Compliance Officer with ALPS since September 2009. Prior to joining ALPS, Ms. Zimdars served as Principal Financial Officer, Treasurer and Secretary for the Wasatch Funds from February 2007 to December 2008. From November 2006 to February 2007, she served as Assistant Treasurer for the Wasatch Funds and served as a Senior Compliance Officer for Wasatch Advisors, Inc. since 2005. From 2001 until joining Wasatch in 2005, she was a Compliance Officer for U.S. Bancorp Fund Services, LLC. Ms. Zimdars is currently the CCO for Liberty All-Star Growth Fund, Inc., Liberty All-Star Equity Fund, ALPS ETF Trust and ALPS Variable Insurance Trust.

Alex J. Marks (35)	Secretary	Since December 9, 2008	Mr. Marks joined ALPS Fund Services, Inc. as Paralegal in July of 2006. Prior to joining ALPS, Mr. Marks served as a Legal Product Manager with Fidelity Investments from November 2000 until May 2006.

Funds distributed by ALPS Distributors, Inc

This report has been prepared for Ibbotson ETF Allocation Series shareholders and may be distributed to others only if preceded or accompanied by a prospectus.

FIV000461 6/30/2010

Item 2.  Code of Ethics.

(a)   The Registrant, as of the end of the period covered by the report, has adopted a code of ethics that applies to the Registrant’s principal executive officer, principal financial officer, principal accounting officer or controller or any persons performing similar functions on behalf of the Registrant.

(b)   Not applicable.

(c)   During the period covered by this report, no amendments were made to the provisions of the code of ethics adopted in 2(a) above.

(d)   During the period covered by this report, no implicit or explicit waivers to the provisions of the code of ethics adopted in 2(a) above were granted.

(e)          Not applicable.

(f)            The Registrant’s code of ethics is attached as an Exhibit hereto.

Item 3.  Audit Committee Financial Expert.

The Board of Trustees of the Registrant has determined that the Registrant has at least one Audit Committee Financial Expert serving on its audit committee. The Board of Trustees has designated as the Registrant’s “Audit Committee Financial Expert.” Mr. Linnehan is “independent” as defined in paragraph (a)(2) of Item 3 to Form N-CSR.

Item 4.  Principal Accountant Fees and Services.

(a)                                  Audit Fees: The aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the Registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for fiscal years 2009 and 2008 were $80,000 and $80,000, respectively.

(b)                                 Audit-Related Fees: The aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably

2

related to the performance of the audit of the Registrant’s financial statements and are not reported under paragraph (a) of this Item were $400 in 2009 and $200 in 2008.

(c)                                  Tax Fees: The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning were $7,500 in 2009 and $7,500 in 2008. The fiscal year 2009 and 2008 tax fees were for services for dividend calculation, excise tax preparation and tax return preparation.

(d)                                 All Other Fees:  For the Registrant’s fiscal years ended December 31, 2009 and December 31, 2008, no fees were billed to Registrant by the principal accountant for services other than the services reported in paragraphs (a) through (c) of this item.

(e)(1)                    Audit Committee Pre-Approval Policies and Procedures:  All services to be performed by the Registrant’s principal accountant must be pre-approved by the Registrant’s audit committee.

(e)(2)                    No services described in paragraphs (b) through (d) were approved pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f)                                    Not applicable.

(g)                                 The aggregate non-audit fees billed by the registrant’s accountant in each of the last two fiscal years of the Registrant were $180,500 in 2009 and $200,000 in 2008.  These fees consisted of non-audit fees billed to  (i) the Registrant of $7,500 in 2009 and $7,500 in 2008 as described in response to paragraph (c) above and (ii) to ALPS Fund Services, Inc., (“AFS”), an entity under common control with the ALPS Advisors, Inc., the Registrant’s investment advisor, of $173,000 in 2009 and $192,500 in 2008.  The non-audit fees billed to AFS related to SAS 70 services and other compliance related matters.

(h)                                 The Registrant’s Audit Committee has considered whether the provision of non-audit services that were rendered to the Registrant’s adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the Registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, is compatible with maintaining the principal accountant’s independence. The Audit Committee determined that the provision of such non-audit services is compatible with maintaining the principal accountant’s independence.

Item 5.    Audit Committee of Listed Registrants.

Not applicable to the Registrant.

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Item 6.  Investments.

(a)           Schedule of Investments is included as part of the Report to Stockholders filed under Item 1 of this form.

(b)           Not applicable to the Registrant.

Item 7.  Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to the Registrant.

Item 8.  Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to the Registrant.

Item 9.  Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to the Registrant.

Item 10.  Submission of Matters to Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s Board of Trustees, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K or this Item.

Item 11.  Controls and Procedures.

(a)            The Registrant’s principal executive officer and principal financial officer have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b)           There was no change in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940, as amended) during the second fiscal quarter of the period covered by this report that has materially

4

affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12.  Exhibits.

(a)(1)  The code of ethics that applies to the Registrant’s principal executive officer and principal financial officer is attached hereto as EX-12.A.1.

(a)(2)  The certifications required by Rule 30a-2(a) of the Investment Company Act of 1940, as amended, and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto as Ex99.Cert.

(a)(3)  Not applicable to Registrant.

(b)  A certification for the Registrant’s Principal Executive Officer and Principal Financial Officer, as required by Rule 30a-2(b) of the Investment Company Act of 1940, as amended, and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto as Ex99.906Cert.

5

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FINANCIAL INVESTORS VARIABLE INSURANCE TRUST

By:	/s/ Thomas A. Carter
Thomas A. Carter (Principal Executive Officer)
President

Date:	March 2, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Thomas A. Carter
Thomas A. Carter (Principal Executive Officer)
President

Date:	March 2, 2010

By:	/s/ Jeremy O. May
Jeremy O. May (Principal Financial Officer)
Treasurer

Date:	March 2, 2010

6